COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
Disclosure of leases [text block]
The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Within one year	13,902	13,902	13,902
After one year and within five years	5,792	19,694	33,596
	19,694	33,596	47,498

Disclosure of additional information [text block]
Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

As of December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
– Hengda	-	-	-
Contracted but not provided for in the financial statements – acquisition of property, plant and equipment	-	-	-

Disclosure of detailed information about advertising expenditure contracted but not provided for in the financial statements [Text Block]
The Company had the following other commitments:

	Year ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Advertising expenditure contracted but not provided for in the financial statements	-	1,670	3,830